SHAREHOLDERS' COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2018
SHAREHOLDERS' COMPENSATION
Summary of Shareholders Compensation

	12/31/2018	12/31/2017
Current
Unclaimed dividends	7,502	9,520
Mandatory minimum dividends for the year	1,253,164	8,819
Dividends withheld from previous years	44,967	—
	1,305,633	18,339